Other Current Liabilities (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Liability, Current And Noncurrent [Line Items]
Billings in excess of costs incurred	$ 11,614	$ 11,531	$ 9,389
Lease abandonment	1,778	1,906	4,460
Self‑insurance liability	2,366	2,398	2,988
Tax indemnification liability	2,117	2,100	0
Contract reserves	5,591	5,646	7,024
Accrued interest	3,369	3,562	1,255
Deferred rent	1,444	1,710	1,818
Management advisory fees	1,808	1,408	1,705
Interest rate swap	238	678	668
Taxes payable	5,446	2,745	800
Other	4,759	3,753	2,411
Other current liabilities	$ 40,530	$ 37,437	$ 32,518